Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain/loss on settlement of commodity contracts/assignment	$ 20.9	$ (7.2)
Total realized risk management gain (loss)	20.9	(7.2)
Unrealized risk management gain/loss on commodity contracts	0.8	(8.6)
Total unrealized risk management gain (loss)	0.8	(8.6)
Risk management gain (loss)	$ 21.7	$ (15.8)